Subsequent Events	12 Months Ended
Jun. 30, 2021
Events after reporting period [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
On 24 August 2021, a final dividend of 27 SA cents was declared, paid on 18 October 2021.

On 16 September 2021, the Group concluded a three-year wage agreement in respect of wages and conditions of service for the period 1 July 2021 to 30 June 2024. The wage agreement was agreed by all representative unions and permits for basic wage increases, housing and living-out allowance for eligible employees and improved employee benefits.